Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity
10.	STOCKHOLDERS’ EQUITY

Authorized Stock

The Company’s amended and restated certificate of incorporation, effective upon the completion of the IPO, authorizes the Company to issue 112,000,000 shares of common and preferred stock, consisting of 107,000,000 shares of common stock with $0.001 par value and 5,000,000 shares of preferred stock with $0.001 par value.

Prior to the IPO in October 2013, the Company was authorized to be issue was 92,723,696 shares of stock, consisting of 18,167,361 shares of common stock with $0.001 par value and 74,556,335 shares of preferred stock with $0.001 par value, of which 11,120,119 shares were designated as Series A-1 Convertible Preferred Stock (Series A-1), 18,097,848 shares were designated as Series A-2 Convertible Preferred Stock (Series A-2), 14,838,368 shares were designated Series B Convertible Preferred Stock (Series B) and 30,500,000 shares were designated as redeemable Series C Convertible Preferred Stock (Series C).

Initial Public Offering

On October 15, 2013, the Company completed its IPO of 5,750,000 shares of common stock at a price of $15.00 per share including 750,000 shares sold to underwriters for the exercise of their over-allotment option to purchase additional shares. The IPO generated net proceeds of approximately $77.5 million, after deducting underwriting discounts and expenses of approximately $8.7 million.

Upon the IPO, the previously outstanding shares of convertible preferred stock and redeemable convertible preferred stock were converted on a 6.75-to-one basis into shares of common stock, resulting in all of the outstanding shares of Series A-1, Series A-2, Series B and Series C preferred stock being converted into 10,977,667 shares of common stock. Following the closing of the IPO, there were no shares of preferred stock outstanding.

With the proceeds of the IPO, the Company paid its Series C Stockholders an aggregate of $17.1 million in exchange for agreeing to vote in favor of the conversion of the Series C preferred stock to common stock.

In conjunction with the merger of Spine and Medical in 2006, Holding and the individual Medical stockholders entered into an Escrow Agreement in which the individual Medical stockholders delivered their shares to an escrow agent, and Holding delivered its stock certificates to be held in escrow. In October 2013, upon closing of the Company’s IPO, each share of Medical’s Class A stock was automatically exchanged for 5.80087 shares of common stock, or an aggregate of 3,110,024 shares.